Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets and financial liabilities

		Financial assets	Financial liabilities
As at December 31, 2025	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$71,284	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	21,543	—
Prepaid gold interests and other	91,015	—	—
Investments	17,421	—	—
Loan receivable	3,118	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	19,350
Total	$111,554	$92,827	$19,350

		Financial assets	Financial liabilities
As at December 31, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$36,245	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,022	—
Prepaid gold interests and other	49,539	—	—
Investments	3,010	—	—
Loan receivable	1,784	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	18,167
Total	$54,333	$52,267	$18,167